Segment Information (Tables)	12 Months Ended
Dec. 31, 2014
Segment Information [Abstract]
Segment Information
For Years ended December 31,
	Segment 1			Segment 2			Segment 3			Total
	2014	2013	2012	2014	2013	2012	2014	2013	2012	2014	2013	2012
Revenues	$1,917,266	7,611,026	25,980,724	4,813,356	17,673,756	22,306,044	1,040,953	15,361,765	14,286,035	7,771,575	40,646,547	62,572,803
Cost of revenues	1,373,321	5,576,866	20,448,709	4,420,154	13,717,600	16,487,906	1,130,144	13,237,500	10,577,964	6,923,619	32,531,966	47,514,579
Operating expenses:
Selling and Marketing Expenses	482,736	906,804	1,346,688	758,093	1,549,653	1,903,564	28,641	685,045	898,609	1,269,470	3,141,502	4,148,861
General and Administrative Expenses	3,144,917	10,130,000	7,274,903	4,640,276	2,272,520	2,840,874	1,267,759	2,901,917	3,788,647	9,052,952	15,304,437	13,904,424
Research and Development	249,342	354,247	104,648	401,119	1,299,961	70,078	-	178,031	-	650,461	1,832,239	174,726
Total operating expenses	3,876,995	11,391,051	8,726,239	5,799,488	5,122,134	4,814,516	1,296,400	3,764,993	4,687,256	10,972,883	20,278,178	18,228,011
Other income (expenses), net	1,972,302	(2,717,771)	120,685	(150,150)	(355,385)	(232,095)	(3,660)	(97,652)	(21,497)	1,818,492	(3,170,808)	(132,905)
Income (loss) before income taxes	$(1,360,748)	(12,074,662)	3,073,537	(5,556,436)	(1,521,363)	771,527	(1,389,251)	(1,738,380)	(1,000,682)	$(8,306,435)	(15,334,405)	(3,302,692)

Segment Assets

Segment Assets	Segment 1	Segment 2(1)	Segment 3(2)	Total
As of December 31, 2014	$69,168,261	$-	$37,910,439	$107,078,700
As of December 31, 2013	$63,328,422	$32,178,589	$41,292,878	$136,799,889
(1)	Yuanjie was deconsolidated on April 21, 2014. Yanyu was deconsolidated on October 28, 2014.
(2)	BSST was deconsolidated on November 27, 2013.